                                   SEMIANNUAL
                                FINANCIAL REPORT



                                  JUNE 30, 2002

                           NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                                   (Unaudited)
                                   Six Months       Year          Year         Year          Year          Year         Year
                                   Ending            End           End          End           End           End          End
                                   06/30           12/31         12/31        12/31         12/31         12/31        12/31
                                   2002             2001          2000         1999          1998          1997         1996

NET ASSET VALUE AT BEGINNING
OF PERIOD                         $    34.71    $    41.29    $    28.85    $    28.54    $    32.07    $    30.87    $    30.51
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Investment Income                 $      .32    $      .75    $      .79    $      .66    $      .52    $      .64    $      .73

Expenses                                 .20          . 43           .42           .38           .37           .38           .39
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net Investment Income                    .12           .32           .37           .28           .15           .26           .34

Net realized & unrealized
gain (loss) on investment              (5.88)        (5.13)        14.93          2.14         (3.22)         3.16          3.72
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Total from Investment operations       (5.76)        (4.81)        15.30          2.42         (3.07)         3.42          4.06

Distributions from net
investment income                         --          (.32)         (.37)         (.28)         (.15)         (.26)         (.34)
Distributions from net
realized gain                             --         (1.13)        (2.12)        (1.83)         (.16)        (1.96)        (3.36)
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Total Distributions                       --         (1.45)        (2.49)        (2.11)         (.31)        (2.22)        (3.70)

Net change in net asset value          (5.76)        (6.58)        12.44           .31         (3.53)         1.20           .36
Net asset value as of end
of the period                          28.95         34.71         41.29         28.85         28.54         32.07         30.87
                                  ==========    ==========    ==========    ==========    ==========    ==========    ==========

Total return
(Sales load not reflected)             (16.5)%       (12.4)%        51.7%          8.5%          (10)%        11.1%         13.3%

Net assets, end of period         $   42,818    $   49,245    $   52,773    $   32,555    $   33,021    $   37,941    $   35,549

Ratio of operating expense
to net assets**                         1.26%         1.14%         1.11%         1.13%         1.18%         1.15%         1.21%

Ratio of net investment income
to average net assets**                 0.76%         0.87%         1.01%          .89%          .49%          .79%         1.04%

Portfolio turnover**                    27.0%         29.3%         59.7%         87.3%         32.4%         53.9%         51.2%

Number of shares                   1,478,785     1,368,171     1,211,783     1,058,230     1,156,952     1,111,377     1,038,561
outstanding at end of period***





                                    Year       Year        Year         Year       Year    First
                                     End        End         End          End        End    Seven
                                   12/31      12/31       12/31        12/31      12/31    Months
                                    1995       1994        1993         1992       1991    4/30/83
                                                                                           ****
NET ASSET VALUE AT BEGINNING
OF PERIOD                        $   28.14  $   30.00  $    29.95    $   29.19  $   24.62  $  12.50
                                 ---------  ---------  ----------    ---------  ---------  --------

Investment Income                $     .75  $     .72  $      .62    $     .62  $     .72  $    .38

Expenses                               .40        .40         .33          .28        .29       .20
                                 ---------  ---------  ----------    ---------  ---------  --------

Net Investment Income                  .35        .32         .29          .34        .43       .18

Net realized & unrealized
gain (loss) on investment             5.14      (1.43)        .58         1.10       5.86      3.08
                                 ---------  ---------  ----------    ---------  ---------  --------

Total from Investment operations      5.49      (1.11)        .87         1.44       6.29      3.26

Distributions from net
investment income                     (.35)      (.32)       (.29)        (.34)      (.43)     (.18)
Distributions from net
realized gain                        (2.77)      (.43)       (.53)        (.34)     (1.29)     (.19)
                                 ---------  ---------  ----------    ---------  ---------  --------

Total Distributions                  (3.12)      (.75)       (.82)        (.68)     (1.72)     (.37)

Net change in net asset value         2.37      (1.86)        .05          .76       4.57      2.89
Net asset value as of end
of the period                        30.51      28.14       30.00        29.95      29.19     15.39
                                 =========  =========  ==========    =========  =========  ========

Total return
(Sales load not reflected)            19.5%      (3.7)%       2.9%         4.9%      25.6%     10.4%

Net assets, end of period        $  32,236  $  28,368  $   31,567    $  28,896  $  23,931  $    163

Ratio of operating expense
to net assets**                       1.28%      1.30%       1.11%        1.04%      1.18%     1.08%

Ratio of net investment income
to average net assets**               1.12%      1.04%        .96%        1.25%      1.74%     1.69%

Portfolio turnover**                 48.72%     33.00%      18.36%       13.10%     21.50%    74.50%

Number of shares                   965,769    984,847   1,026,460      945,006    776,974    10,592
outstanding at end of period***


*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized (includes state taxes)
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982
**** At this time the fund was on a fiscal year. Table for 1983-1990 is available on request. Deleted to make space.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

COMMON STOCKS:  82.37%
                                                               SHARES              MARKET VALUE
                                                               ------              ------------
ALTERNATE ENERGY AS A GROUP:                27.35%
 ALTERNATE ENERGY (GENERAL):                 9.13%
 *Calpine                                                      200,000              $ 1,406,000
 *Capstone Turbine Corp.                                       100,000                  166,000
 **Energy Developments Ltd. (Australia)                         20,213                   41,984
 *Global Power Equipment                                         5,000                   49,500
 Idacorp                                                        80,000                2,216,000
                                                                                    -----------
                                                                                      3,879,484
ALTERNATE ENERGY (FUEL CELL):               10.80%
 *FuelCell Energy, Inc.                                        300,000                3,087,000
 *Global Thermoelectric (Canada)                               300,000                  779,149
 * Hydrogenics                                                  30,000                  104,700
 *Medis Technologies Ltd.                                       35,989                  284,637
 *Plug Power                                                    30,000                  237,300
 *Proton Energy                                                 30,000                   96,300
                                                                                    -----------
                                                                                      4,589,086
ALTERNATE ENERGY (SOLAR CELL):               5.67%
 *AstroPower                                                    90,000                1,767,600
  Kyocera Corp. (ADR) (Japan)                                    7,500                  552,000
 *Spire Corporation                                             30,000                   90,600
                                                                                    -----------
                                                                                      2,410,200
ALTERNATE ENERGY (WIND):                     1.76%
 **Pacific Hydro (Australia)                                    30,245                   51,446
 **Vestas Wind Systems (Denmark)                                20,000                  542,432
 **NEG-Micon (Denmark)                                           5,000                  152,891
                                                                                    -----------
                                                                                        746,769
INDUSTRIAL  CATALYSTS (FUEL CELLS
& CLEAN AIR):                                1.36%
 * Engelhard Corp.                                              15,000                  424,800
 **Johnson Matthey (United Kingdom)                             10,000                  153,042
                                                                                    -----------
                                                                                        577,842
CLEAN WATER:                                 6.36%
 American Water Works                                           50,000                2,160,500
 Ameron Intl.                                                    7,500                  541,875
                                                                                    -----------
                                                                                      2,702,375
ENVIRONMENTAL (GENERAL):                     1.35%
 *Flow International                                            35,000                  235,865
 *Johnson Outdoors, Inc.                                        20,000                  336,600
                                                                                    -----------
                                                                                        572,465
                                                                                    -----------

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                             SHARES              MARKET VALUE
                                                             ------              ------------
ENERGY CONSERVATION:                      5.95%
  Apogee Enterprises                                          5,000                 $ 71,800
 *Cree Inc.                                                  15,000                  198,450
 *Echelon Corp.                                              15,000                  193,200
 *Intermagnetics General Corp.                               35,853                  724,231
 *International Rectifier                                    20,000                  583,000
 *Itron                                                       5,000                  131,150
  Linear Technology Corp.                                    20,000                  628,600
                                                                                ------------
                                                                                   2,530,431
NATURAL FOODS:                            4.84%
 *Stake Technology (Canada)                                  40,000                  106,000
 *United Natural Foods                                      100,000                1,950,000
                                                                                ------------
                                                                                   2,056,000
RECYCLING:                                0.15%
  Caraustar Industries                                        5,000                   62,400
                                                                                ------------

NATURAL GAS
TRANSMISSION & DISTRIBUTION:             29.91%
  Atmos Energy Corp.                                        100,000                2,344,000
  El Paso Corp.                                              50,000                1,030,500
  KeySpan Corp.                                              80,000                3,012,000
  New Jersey Resources                                       30,000                  895,500
  Nicor Inc.                                                 40,000                1,830,000
  NUI Corp.                                                  60,000                1,650,000
  Peoples Energy                                             20,000                  729,200
  Questar Corp.                                              35,000                  864,500
  Williams Companies                                         60,000                  359,400
                                                                                ------------
                                                                                  12,715,100
OTHER (FUEL CELL COMPONENTS               3.11%
& VARIOUS AUTO COMPONENTS):
  Delphi                                                    100,000                1,320,000
                                                                                ------------

OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN:                                 2.01%
  Praxair                                                    15,000                  854,550
                                                                                ------------
TOTAL COMMON STOCK (COST $37,095,962)                                           $ 35,016,702
                                                                                ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2002
                                   (UNAUDITED)

CASH, SAVINGS ACCOUNTS,
30 DAY CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                                     17.63%

SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union                                  $ 100,000
  Chittenden Bank                                                      100,000
  Community Capital Bank                                               100,000
  Self-Help Credit Union                                               100,000
  South Shore Bank                                                     100,000

  U.S. Treasury Bills                                                6,992,998
                                                                   -----------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                           $ 7,492,998
                                                                   ===========

Total Common Stock (82.37%)                                       $ 35,016,702
Bank Money Market and U.S. Treasury Bills (17.63%)                   7,492,998
                                                                  ------------

TOTAL INVESTMENTS (100%)                                          $ 42,509,700
                                                                  ============

*Securities for which no cash dividends were paid during the fiscal year. **Foreign Exchange Securities traded on a foreign exchange.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (Unaudited)

                                     ASSETS

Investment securities at market value
(Cost: $37,095,962.16 (Notes 2A and 5) ..........................  $ 35,016,702
U.S. Treasury Bills at market value .............................     6,992,998
Cash, Savings and Certificates of Deposit .......................       500,000
Cash ............................................................       315,202
Receivables:  Dividends .........................................        51,842
              Interest ..........................................         2,532
              Portfolio securities sold .........................            --
              Subscriptions .....................................        17,350
Prepaid Insurance ...............................................         2,482
                                                                   ------------

TOTAL ASSETS ....................................................  $ 42,899,108
                                                                   ============

                                   LIABILITIES

Payables:
Securities purchased ............................................            --
Redemptions payable .............................................        12,275
Advisory fee ....................................................        26,200
Transfer Agent and Fund Pricing-PFPC, Inc. ......................        29,101
Other ...........................................................        13,455

Dividend distribution payable ...................................            --
                                                                   ------------

TOTAL LIABILITIES ...............................................        81,031
                                                                   ------------

NET ASSETS ......................................................  $ 42,818,077
                                                                   ============

                             ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock .....................    43,751,840
Distributable earnings ..........................................      (933,763)
                                                                   ------------

NET ASSETS (equivalent to $28.95 per share based on 1,478,785,111 shares of capital stock outstanding) ...............  $ 42,818,077
                                                                   ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVE FUND, INC.
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDING JUNE 30, 2002
                                  (Unaudited)

INVESTMENT INCOME:

Dividends .....................................................     $   437,059
Interest ......................................................          39,228
Other net income ..............................................           5,953
                                                                    -----------
Total Income ..................................................         482,240
                                                                    -----------

EXPENSES:

Management fee (note 4) .......................................         168,392
Custodian fees:  United Missouri Bank & PFPC Trust ............          11,765
State taxes ...................................................             214
Auditor .......................................................           9,746
Directors .....................................................           3,224
Filing fees ...................................................           5,539
Postage and printing ..........................................           7,240
Bond and insurance ............................................           3,502
Transfer Agent-PFPC, Inc. .....................................          21,720
Fund pricing-PFPC, Inc. .......................................          23,421
Other (primarily Transfer Agent related fees) .................          44,256
                                                                    -----------
Total Expenses ................................................         299,019
                                                                    -----------

NET INVESTMENT INCOME .........................................         183,221
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales ...........................................       9,256,333
Cost of securities sold .......................................      (8,295,065)
Foreign currency transactions (gains/loss) ....................            (439)
                                                                    -----------
Net Realized Gain .............................................         960,829
                                                                    -----------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period ...........................................       7,482,109
End of period .................................................      (2,079,261)
Unrealized currency translation ...............................             143
                                                                    -----------
Total Unrealized Appreciation (Depreciation) For The Period ...      (9,561,227)
                                                                    -----------

Net Realized and Unrealized Gain (Loss) On Investments ........      (8,600,398)
                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(8,417,177)
                                                                    ===========

The accompanying notes are an intergral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                         Six Months Ending   Year End
                                                         06/30/02            12/31/01
FROM INVESTMENT ACTIVITIES:

Net investment income ...............................    $    183,221        $    445,939
Net realized gain from security transactions ........         960,829           1,538,040
Unrealized appreciation (depreciation) of investments      (9,561,227)         (8,795,239)
                                                         ------------        ------------

Increase (decrease) in net assets derived from
investment activities ...............................      (8,417,177)         (6,811,260)
                                                         ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income dividends to shareholders                0            (438,985)

Distributions to shareholders .......................               0          (1,544,011)

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital transactions (note 3) .......................       1,990,281           5,265,736
                                                         ------------        ------------

INCREASE (DECREASE) IN NET ASSETS: ..................      (6,426,896)         (3,528,520)

NET ASSETS AT:

Beginning of the period .............................      49,244,973          52,773,493
                                                         ------------        ------------

END OF THE PERIOD ...................................    $ 42,818,077        $ 49,244,973
                                                         ============        ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                           PERIOD ENDING JUNE 30, 2002

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on June 28, 2002 and at the mean between the bid and asked price on the over the counter market if not traded on the day of valuation.

B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities (common stocks) owned by the Fund on June 30, 2002 for federal tax purposes is $37,095,962.00.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                           PERIOD ENDING JUNE 30, 2002



3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2002, there were 1,478,795.098 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $43,751,840.00. Transactions in capital stock were as follows:

                                    Six months Ending 6/30/02             Year End 12/31/01
                                    --------------------------            -----------------
                                    Shares         Dollar Amount         Shares           Dollar Amount
Capital stock sold                  91,411.824     $ 3,036,978.35        185,623.175      $    7,199,241
Capital stock issued
Reinvestment of dividends               39.163           1,188.61         50,196.791           1,742,329
Redemptions                        (31,475.974)     (1,047,885.96)       (95,037.971)         (3,675,834)
                                   -----------      -------------        -----------          ----------
Net Increase (Decrease)             59,975.013      $1,990,281.00        140,781.995        $  5,265,736
                                   ===========      =============        ===========          ==========

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended June 30, 2002 was 1.26%. The Fund pays no remuneration to its officers, two of whom are also officers of Accrued Equities, Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission will be shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $21,477.08 in underwriting fees for the six months period ended June 30, 2002. The Fund also paid Accrued Equities, Inc. $49,369.19 in commissions for the six months period ended June 30, 2002.

5) PURCHASES AND SALES OF SECURITIES - For the six months period ended June 30, 2002, the aggregate cost of securities purchased totaled $6,328,281.27. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2002 was $9,256,353.08.